Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy and hold shares of the fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds. More information about these and other discounts is available from your financial professional and in the Shareholder Guide section beginning on page 10 of this prospectus and in the How to Buy Shares section and the Additional Information About How to Buy Shares section beginning on page II-1 and page III-1, respectively, of the fund's Statement of Additional Information.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2015-03-01
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance. During the most recent fiscal year, the fund's portfolio turnover rate was 170.92% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	170.92%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in certain funds in the Dreyfus Family of Funds.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	You would pay the following expenses if you did not redeem your shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

To pursue its goal, the fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in stocks of companies that are located or principally traded in Asian emerging market countries and other investments that are tied economically to Asian emerging markets. Asian countries considered by the fund to have emerging markets currently include China, Hong Kong, India, Indonesia, Malaysia, Pakistan, Philippines, Singapore, South Korea, Taiwan, Thailand and Vietnam.

The fund is not required to invest in a minimum number of Asian emerging market countries, and, at times, the fund may invest a substantial portion of its assets in a single Asian emerging market country. To determine where the fund invests, the portfolio managers analyze several factors, including:

• economic and political trends in Asian emerging market countries

• the current financial condition and future prospects of individual companies and sectors in the Asian emerging markets

• the valuation of one company, sector or market relative to that of another

The portfolio managers generally seek companies with accelerated earnings outlooks and whose share prices appear to be reasonably valued relative to their growth potential. Characteristics of such companies include high-quality corporate governance, management with a commitment to increasing shareholder value, strong earnings momentum with consistent free cash flow generation, sound business fundamentals and long-term vision.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program. The fund's share price fluctuates, sometimes dramatically, which means you could lose money.

• Risks of stock investing. Stocks generally fluctuate more in value than bonds and may decline significantly over short time periods. There is the chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising prices and falling prices. The market value of a stock may decline due to general weakness in the stock market or because of factors that affect the company or its particular industry.

• Foreign investment risk. To the extent the fund invests in foreign securities, the fund's performance will be influenced by political, social and economic factors affecting investments in foreign issuers. Special risks associated with investments in foreign issuers include exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political and economic instability and differing auditing and legal standards. Investments denominated in foreign currencies are subject to the risk that such currencies will decline in value relative to the U.S. dollar and affect the value of these investments held by the fund.

• Emerging market risk. The securities of issuers located in emerging markets countries tend to be more volatile and less liquid than securities of issuers located in countries of more mature economies, and emerging markets generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of issuers located or doing substantial business in emerging markets are often subject to rapid and large changes in price.

• Risks of concentrating investments in Asian emerging markets. Because the fund's investments are concentrated in Asian emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within Asia and to be more volatile than the performance of more geographically diversified funds. Many Asian economies are characterized by over-extension of credit, frequent currency fluctuations, devaluations and restrictions, rising unemployment, rapid fluctuations in inflation, reliance on exports, and less efficient markets. Currency devaluation in one Asian country can have a significant effect on the entire region. The legal systems in many Asian countries are still developing, making it more difficult to obtain and/or enforce judgments. Furthermore, increased political and social unrest in some Asian countries could cause economic and market uncertainty throughout the region. The auditing and reporting standards in some Asian emerging market countries may not provide the same degree of shareholder protection or information to investors as those in developed countries. In particular, valuation of assets, depreciation, exchange differences, deferred taxation, contingent liability and consolidation may be treated differently than under the auditing and reporting standards of developed countries.

• Foreign currency risk. Investments in foreign currencies are subject to the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency exchange rates may fluctuate significantly over short periods of time. Foreign currencies are also subject to risks caused by inflation, interest rates, budget deficits and low savings rates, political factors and government intervention and controls.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities and the fund's share price may fall dramatically. Investments in foreign securities, particularly those of issuers located in emerging markets, tend to have greater exposure to liquidity risk than domestic securities.

• Portfolio turnover risk. The fund may engage in short-term trading, which could produce higher transaction costs and taxable distributions, and lower the fund's after-tax performance.

• Non-diversification risk. The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	The fund's share price fluctuates, sometimes dramatically, which means you could lose money.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund's performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Class A shares from year to year. The table compares the average annual total returns of the fund's shares to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown. More recent performance information may be available at www.dreyfus.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%) Class A
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	Sales charges, if any, are not reflected in the bar chart, and if those charges were included, returns would have been less than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q2, 2009: 68.22% Worst Quarter Q3, 2011: -29.89%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	68.22%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(29.89%)
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax performance is shown only for Class A shares. After-tax performance of the fund's other share classes will vary. After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (as of 12/31/13)
MSCI Emerging Market Asia Index reflects no deduction for fees, expenses or taxes
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	16.01%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(0.27%)	[1]
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov. 30, 2007
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none	[2]
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	1.18%
Total annual fund and underlying funds operating expenses	rr_ExpensesOverAssets	2.43%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.53%)	[3]
Total annual fund and underlying funds operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.90%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	757
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,241
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,751
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,144
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	757
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	1,241
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,751
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,144
Annual Return 2008	rr_AnnualReturn2008	(61.40%)
Annual Return 2009	rr_AnnualReturn2009	130.14%
Annual Return 2010	rr_AnnualReturn2010	13.72%
Annual Return 2011	rr_AnnualReturn2011	(42.88%)
Annual Return 2012	rr_AnnualReturn2012	22.75%
Annual Return 2013	rr_AnnualReturn2013	(6.44%)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.82%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.10%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.21%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2007
Class A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(11.71%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.22%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.11%)
Class A | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.58%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	8.94%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(5.85%)
Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	1.00%
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	1.25%
Total annual fund and underlying funds operating expenses	rr_ExpensesOverAssets	3.25%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[3]
Total annual fund and underlying funds operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	2.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	368
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	945
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,646
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,508
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	268
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	945
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,646
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,508
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(7.98%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	10.55%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(7.04%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2007
Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of lower of purchase or sale price)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee (as a percentage of Amount Redeemed)	rr_RedemptionFeeOverRedemption	(2.00%)
Management fees	rr_ManagementFeesOverAssets	1.25%
Distribution (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses (including shareholder services fees)	rr_OtherExpensesOverAssets	1.00%
Total annual fund and underlying funds operating expenses	rr_ExpensesOverAssets	2.25%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[3]
Total annual fund and underlying funds operating expenses (less fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	1.65%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	168
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	646
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,150
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,538
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	168
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	646
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,150
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,538
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(6.18%)
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.60%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(6.18%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec. 13, 2007

[1]	For comparative purposes, the value of the index on November 30, 2007 is used as the beginning value on December 13, 2007.
[2]	Class A shares bought without an initial sales charge as part of an investment of $1 million or more may be charged a deferred sales charge of 1.00% if redeemed within one year.
[3]	The fund's investment adviser, The Dreyfus Corporation, has contractually agreed, until March 1, 2015, to waive receipt of its fees and/or assume the direct expenses of the fund so that the expenses of none of the classes (excluding Rule 12b-1 fees, shareholder services fees, taxes, interest expense, brokerage commissions, commitment fees on borrowings and extraordinary expenses) exceed 1.65%. On or after March 1, 2015, The Dreyfus Corporation may terminate this expense limitation at any time.